General and Administrative Expenditures - Schedule of General and Administrative Expenditures (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Schedule of General and Administrative Expenditures [Abstract]
Filing and regulatory fees	$ 51,230	$ 322,076
Marketing and travels	9,177	401,037
Office and Other Expense	82,792	738,671
Professional fees	774,192	888,309
Salaries and benefits	137,594	3,519,698
Share-based compensation	630,626	2,285,246
Transaction costs		511,471
General and administrative expenditures	$ 1,685,611	$ 8,666,508